Customer deposits	12 Months Ended
Dec. 31, 2020
Customer deposits [abstract]
Customer deposits

13 Customer deposits

Customer deposits
	2020	2019
Savings accounts	336,392	326,864
Credit balances on customer accounts	256,636	224,022
Corporate deposits	15,941	22,329
Other	548	1,140
	609,517	574,355

Customer deposits by type
	Netherlands		Rest of the world		Total
	2020	2019	2020	2019	2020	2019
Non-interest bearing	24,206	19,030	42,211	24,782	66,417	43,812
Interest bearing	174,641	159,546	368,459	370,997	543,100	530,543
	198,847	178,576	410,671	395,779	609,517	574,355

Savings accounts relate to the balances on savings accounts, savings books, savings deposits, and time deposits of private individuals.